Analysis of Net Debt - Schedule of Effective Interest Rates on Period-End Fixed and Gross Debt (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of components of net debt [abstract]
Interest-bearing loans and borrowings nominal - fixed rate	[1]	$ (10,052)	$ (11,822)
Derivative financial instruments - fixed rate		1,800	1,835
Net fixed rate debt including derivatives		(8,252)	(9,987)
Interest-bearing loans and borrowings nominal - floating rate	[2]	(317)	(184)
Cumulative fair value hedge adjustment	[1]	(118)	(209)
Derivative financial instruments - floating rate	[1]	(1,800)	(1,835)
Derivative financial instruments (net) - fair value		122	188
Gross debt including derivative financial instruments, excluding lease liabilities		(10,365)	(12,027)
Lease liabilities - fixed rate		(1,671)	(1,635)
Gross debt including derivative financial instruments, including lease liabilities		(12,036)	(13,662)
Cash and cash equivalents - floating rate (note 23)		5,783	7,721
Group net debt excluding net debt reclassified as held for sale		$ (6,253)	$ (5,941)
Net fixed rate debt including derivatives		2.90%	2.90%
Gross debt including derivative financial instruments, excluding lease liabilities		2.80%	2.70%
Net fixed rate debt including derivatives		8 years 7 months 6 days	8 months 12 days

[1]	Of the Group’s nominal fixed rate debt at 31 December 2021, $1,800 million (2020: $1,835 million) is hedged to a mix of USD LIBOR and EURIBOR floating rates using interest rate swaps.
[2]	Floating rate debt comprises bank borrowings bearing interest at rates set in advance for periods ranging from overnight to less than one year largely by reference to inter-bank interest rates.